Impairment of property, plant and equipment, goodwill, and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of Impairments

	$ million
	2024	2023	2022
Impairment losses
Goodwill	510	635	361
Intangible assets other than goodwill	319	130	153
Property, plant and equipment, of which [A]	3,673	8,182	1,799
Exploration and production	783	4,820	868
Manufacturing, supply and distribution	1,278	2,785	474
Other	1,612	577	457
Total [B]	4,502	8,947	2,313
Impairment reversals
Intangible assets other than goodwill	—	135	—
Property, plant and equipment, of which [A]	333	627	6,177
Exploration and production	74	528	5,954
Manufacturing, supply and distribution	114	91	72
Other	145	8	151
Total [B]	333	762	6,177
[A]Includes right-of-use assets under leases. (See Note 22).
[B]See Note 7.

Summary of weighted average cost of capital assumptions

WACC assumptions

Risk-free rate
Derived from a range of benchmark US Treasury yields of varying maturities, to reflect the range of useful economic lives of Shell's assets and to appropriately adjust, where relevant, for pricing anomalies and short-term volatility of specific tenors.
Cost of debt [A] Derived from observable risk premiums on corporate debt issued by a group of comparable energy companies, adjusted for a blended statutory tax rate.
Cost of equity [A]
Calculated per the capital asset pricing model. Equity risk premiums are derived from a range of published sources, adjusted to reflect a beta derived from a peer group of comparable energy companies, and subsequently calibrated to ensure that total cost of equity is consistent with market practice.

[A]The peer group of comparable energy companies is tailored to reflect relevant integrated power companies (for power activities in the Renewables and Energy Solutions segment) and integrated oil and gas companies (for the rate applied to all other assets). The proportion of debt and equity in the WACC calculation reflects a target gearing ratio, tailored for power activities and oil and gas activities as appropriate.

Summary of commodity price assumptions applied in impairment testing
The near-term commodity price assumptions applied in impairment testing were as follows:

Commodity price assumptions [A]

2024	2025	2026	2027	2028
Brent crude oil ($/b)	70	70	70	74
Henry Hub natural gas ($/MMBtu)	3.30	4.00	4.00	4.24

2023	2024	2025	2026	2027
Brent crude oil ($/b)	70	70	70	74
Henry Hub natural gas ($/MMBtu)	4.00	4.00	4.00	4.00
[A]Money of the day.